Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Other Receivables

	December 31, 2024	December 31, 2023
	$	$
VAT / GST receivables	405,281	513,334
Prepayments	1,280,657	1,768,923
Prepaid mining license	-	842,989
Other receivables	429,176	696,968
Total trade and other receivables	2,115,114	3,822,214